FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 3 (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 19, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
(Loss) gain arising during the period	$ (297)		$ (461)	$ 1,664
Goodwill and intangible assets	4,453		5,102
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	(37,849)
End of period, liabilities	$ (38,099)		(37,849)
Ten percent increase in forward prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options from electricity forward price volatility	11.00%
Ten percent decrease in forward prices
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value of call options from electricity forward price volatility	12.00%
Emission rights
Disclosure of detailed information about financial instruments [line items]
Goodwill and intangible assets	$ 246		642
Natural gas forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount unwound | €						€ 300
Carrying amount				1,025
Emission rights forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount unwound | €						€ 700
Carrying amount				1,086
Derivative financial assets held for hedging				1,408
(Loss) gain arising during the period				1,268
Gains (losses) on cash flow hedges, net of tax				953
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, before tax				140
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax				104
Emission rights forward purchase contract | Emission rights
Disclosure of detailed information about financial instruments [line items]
Goodwill and intangible assets				671
Electricity option
Disclosure of detailed information about financial instruments [line items]
Electricity option, percentage of opt-out volumes to be acquired	51.00%	51.00%
Fair value of options, observable input, coupon yield | €		€ 0
Level 3 | Electricity option
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	$ (82)		0
Change in fair value	50		(82)
End of period, liabilities	$ (32)		$ (82)	$ 0
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Carrying amount					$ 1,534